THE CHARLES SCHWAB FAMILY OF FUNDS

Schwab Treasury Obligations Money Fund (Value Advantage Shares): SNOXX

Supplement dated June 4, 2012 to the

Prospectus dated April 6, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Footnote 2 to the Fund fees and expenses table on Page 1 of the Prospectus is deleted in its entirety and replaced with the following:

[2] The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Value Advantage Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund (the “contractual expense limitation agreement”). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. “Non-routine expenses” that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the Value Advantage Shares to the investment adviser and/or its affiliates of fund fees and expenses that were previously waived or reimbursed by the investment adviser and/or its affiliates in order to maintain a positive net yield for the Value Advantage Shares (the “voluntary yield waiver”). As of the fiscal year ended December 31, 2011, the fund had not yet commenced operations; therefore, the investment adviser and/or its affiliates had not waived any fees under the voluntary yield waiver. Any future reimbursement of previously waived fees made by the Value Advantage Shares to the investment adviser and/or its affiliates may cause the total annual fund operating expenses of the Value Advantage Shares to exceed the expense limitation under the contractual expense limitation agreement. If any actual or scheduled reimbursement payments to the investment adviser and/or its affiliates under the voluntary fee waiver materially impact the total annual fund operating expenses of the Value Advantage Shares, this fee table will be amended to reflect that impact.